Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 33,521,927	$ 26,532,306	$ 35,317,513
Exercise of warrants (Shares issued during the year), amount	2,734,346
Transaction costs relating to share issues, amount	4,335,025	16,142,679	(8,532)
At reporting date, amount	$ 24,387,716	$ 33,521,927	$ 26,532,306
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	3,026,082,669	2,079,742,938
Number of shares issued during year, shares	260,000,000	889,880,270
Number of exercise of options and warrants, shares (Shares issued during the year)	60,542,327	56,459,461
Exercise of warrants, share (Shares issued during the year)	41,973,300
At reporting date, shares	3,388,598,296	3,026,082,669	2,079,742,938
At the beginning of reporting period, amount	$ 203,570,765	$ 185,690,589
Shares issued during year, amount	4,871,250	16,968,200
Exercise of options and warrants, amount (Shares issued during the year)	1,480,488	1,737,497
Exercise of warrants (Shares issued during the year), amount	2,043,359
Transaction costs relating to share issues, amount	(536,225)	(825,521)
At reporting date, amount	$ 211,429,637	$ 203,570,765	$ 185,690,589